CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,908	$ 1,453	$ 2,263
Restricted cash	10	0	38
Short-term bank deposits	69	83	154
Inventories	315	234	0
Other accounts receivable and prepaid expenses	419	286	475
Total current assets	2,721	2,056	2,930
LEASE DEPOSITS	33	47	41
PROPERTY AND EQUIPMENT, NET	796	978	1,145
Total assets	3,550	3,081	4,116
CURRENT LIABILITIES:
Trade payables	879	708	586
Deferred revenues	54	24
Other accounts payable and accrued expenses	594	884	920
Total current liabilities	1,527	1,616	1,506
LIABILITY RELATED TO WARRANTS	3,626	4,003	2,696
COMMITMENTS AND CONTINGENT LIABILITIES	0	0	0
CONVERTIBLE PREFERRED SHARES:
Series A Preferred Stock of $0.0001 par value -Authorized: 60,000 shares at September 30, 2015 (unaudited) and December 31, 2014; Issued and Outstanding: 35,600 and 41,652 shares at September 30, 2015 (unaudited) and December 31, 2014, respectively; Aggregate liquidation preference of $3,560 and $4,165 at September 30, 2015 (unaudited) and December 31, 2014, respectively	2,357	2,757	0
STOCKHOLDERS' DEFICIENCY
Common Stock of $0.0001 par value -Authorized: 160,000,000 and 80,000,000 shares at September 30, 2015 (unaudited) and December 31, 2014, respectively; Issued and Outstanding: 42,768,309 and 16,233,430 shares at September 30, 2015 (unaudited) and December 31, 2014, respectively	4	2	0	[1]
Preferred Stock of $0.0001 par value -Authorized: 4,940,000 shares at September 30, 2015 (unaudited) and December 31, 2014; Issued and Outstanding: None at September 30, 2015 (unaudited) and December 31, 2014	0	0	0
Additional paid-in capital	37,718	30,761	19,917
Accumulated deficit	(41,682)	(36,058)	(20,003)
Total stockholders' deficiency	(3,960)	(5,295)	(86)
Total liabilities and stockholders' deficiency	$ 3,550	$ 3,081	$ 4,116

[1]	Represents an amount lower than $1.